Commitments and Contingencies (Details)	12 Months Ended
Jun. 30, 2017 USD ($)
Loss Contingencies [Line Items]
Guaranteed amount	$ 1,785,144
Pingdingshan Orr Business Co., Ltd [Member]
Loss Contingencies [Line Items]
Guaranteed amount	$ 1,785,144	[1]
Guarantee expiration date	Jan. 05, 2018	[1]

[1]	According to the verdict issued on March 16, 2017, the court ruled that the borrower was required to remit the loan principal in an amount of $1,769,755 (RMB 12 million) and the litigation in an amount of $15,389 (RMB 104,346). Although the loan matured on January 6, 2016, the guarantee term will be expired on January 5, 2018. Accordingly, the Company has accrued a liability in connection with such guarantee.